SCHEDULE OF NON-VESTED BALANCE OF RESTRICTED STOCK (Details) - shares	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
2025	35,250	27,750
2026	6,500	19,000
2027	5,000	4,125
2028	4,000	2,000
2028		1,000
2024 (October 1, 2024 through December 31, 2024)